Stock-Based Compensation (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock-Based Compensation
Stock Awards Outstanding (in shares)	12,792,812
DISH Network Awards
Stock-Based Compensation
Percentage of stock awards vesting per year (as a percent)	20.00%
Class A common stock | DISH Network Awards
Stock-Based Compensation
Shares of common stock available for future grant under stock incentive plans	80,300,000
Stock Options | Maximum
Stock-Based Compensation
Expiration term	10 years
Stock Options | DISH Network Awards
Stock-Based Compensation
Stock Awards Outstanding (in shares)	12,792,812	13,365,489	8,847,734	7,913,733
Stock Options | Class A common stock | DISH Network Awards
Stock-Based Compensation
Stock Awards Outstanding (in shares)	12,800,000
Stock Options | Long-Term Performance Based Plans | DISH Network Awards
Stock-Based Compensation
Stock Awards Outstanding (in shares)	7,608,446	8,671,886	5,490,626
Restricted Stock Units
Stock-Based Compensation
Stock Awards Outstanding (in shares)	1,500,000
Restricted Stock Units | DISH Network Awards
Stock-Based Compensation
Stock Awards Outstanding (in shares)	1,500,000
Restricted Stock Units | Held by DISH DBS employees | DISH Network Awards
Stock-Based Compensation
Stock Awards Outstanding (in shares)	1,446,300